Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST XI
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2014